Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2014
Fair Value Measurement
Schedule of financial instruments carried at fair value

	September 30, 2014
	Fair Value Measurements
(in thousands of dollars)	(Level 1)	(Level 2)	(Level 3)	Total
Commodity Price Hedges

Current assets	$—	$13,176	$(99)	$13,077
Long-term assets	—	15,091	34	15,125
Current liabilities	—	712	276	988
Long-term liabilities	—	913	97	1,010

	December 31, 2013
	Fair Value Measurements
(in thousands of dollars)	(Level 1)	(Level 2)	(Level 3)	Total
Commodity Price Hedges

Current assets	$—	$8,837	$—	$8,837
Long-term assets	—	25,967	(569)	25,398
Current liabilities	—	10,188	476	10,664
Long-term liabilities	—	—	190	190

Schedule of quantitative information about Level 3 inputs used in the fair value measurement

(fair value in thousands of dollars)	Quantitative Information About Level 3 Fair Value Measurements
Commodity Price Hedges	Fair Value	Valuation Technique	Unobservable Input	Range

Natural gas liquid swaps	$(438)	Use a discounted cash flow approach using inputs including forward price statements from counterparties	Natural gas liquid futures prices	$6.72 - $72.52

Schedule of changes in fair value of Level 3 financial instruments

(in thousands of dollars)	Level 3

Balance at December 31, 2013, net	$(1,235)
Purchases	(390)
Settlements	—
Transfers to Level 2	(74)
Transfers to Level 3	—
Changes in fair value	1,261
Balance at September 30, 2014, net	$(438)

Schedule of fair value of financial instruments that are not recorded at fair value in the consolidated financial statements

	September 30, 2014		December 31, 2013
(in thousands of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Debt:
Revolver	$270,000	$270,000	$498,000	$498,000
Term Loan	—	—	160,000	160,000
2022 Notes	500,000	500,000	—	—